Equity Incentive Plan	12 Months Ended
Dec. 31, 2025
Share-based Payment Arrangement [Abstract]
Equity Incentive Plan
13. EQUITY INCENTIVE PLAN
2015 Equity
Incentive
Plan and 2025 Equity
Incentive
Plan
Restricted stock units are converted into the Company’s ordinary shares upon vesting on one-for-one
basis. The vesting of restricted stock unit is subject to the employee’s continuing service to the Company. The cost of these awards is determined using the fair value of the Company’s ordinary share on the date of the grant, and compensation is recognized on a straight-line basis over the requisite service period. The Company’s restricted stock units are considered non-vested
share awards as defined under ASC 718.
On June 3, 2015, the Company adopted its 2015 Equity Incentive Plan (“the 2015 Plan”). The 2015 Plan provides for the grant of stock options, stock bonuses, restricted stock awards, restricted stock units and stock appreciation rights, which may be granted to employees (including officers), directors and consultants. The 2015 Plan reserved 20,000 thousand shares of ordinary shares for issuance upon exercise of stock options and restricted stock units.
On June 4, 2025, the Company adopted its 2025 Equity Incentive Plan (“the 2025 Plan”). The 2025 Plan provides for the grant of stock options, stock bonuses, restricted stock awards, restricted stock units and stock appreciation rights, which may be granted to employees (including officers), directors and consultants. The 2025 Plan reserved 20,000 thousand shares of ordinary shares for issuance upon exercise of stock options and restricted stock units.

Restricted Stock Units Activity
The following is a summary of the 2015 Plan and the 2025 Plan, which includes restricted stock units:

Unit (in Thousands)
Available for grant at January 1, 2023	9,580
Restricted stock units granted	(624)
Restricted stock units forfeited	51
Available for grant at December 31, 2023	9,007
Restricted stock units granted	(1,225)
Restricted stock units forfeited	18

Available for grant at December 31, 2024	7,800
Authorized-2025 Plan	20,000
Terminated-2015 Plan	(7,749)
Restricted stock units granted	(1,460)
Restricted stock units forfeited	24

Available for grant at December 31, 2025	18,615

The related tax effect for stock-based compensation benefit (expense) were US$(178) thousand, US$173 thousand and US$(105) thousand for 2023, 2024 and 2025, respectively. The related tax benefit from stock-based compensation expense for restricted stock units exercised during 2023, 2024 and 2025 was US$4,925 thousand, US$3,073 thousand and US$3,490 thousand, respectively. The related tax effect was determined using applicable tax rates.
Restricted Stock Units
A summary of the status of restricted stock units and changes is as follows:

	Number of Non-vested Stock Units (in Thousands)	Weighted Average Grant Date Fair Value (US$)	Weight Average Remaining Recognition Period (Years)
Non-vested at January 1, 2023	1,977	17.89	0.66
Restricted stock units granted	624	13.51
Restricted stock units vested	(1,460)	18.36
Restricted stock units forfeited	(51)	16.38

Non-vested at December 31, 2023	1,090	15.00	0.13
Restricted stock units granted	1,225	15.68
Restricted stock units vested	(1,089)	14.94
Restricted stock units forfeited	(18)	15.26

Non-vested at December 31, 2024	1,208	15.68	0.25
Restricted stock units granted	1,460	19.51
Restricted stock units vested	(1,186)	15.63
Restricted stock units forfeited	(24)	19.44

Non-vested at December 31, 2025	1,458	19.46	0.29

As of December 31, 2025, there was US$6,873 thousand of total unrecognized compensation cost related to restricted stock units granted under the 2015 Plan and the 2025 Plan.

Stock-based Compensation Expense
The following table shows total stock-based compensation expense included in the Consolidated Statements of Income for the years ended December 31, 2023, 2024 and 2025.

	Year Ended December 31
	2023	2024	2025
	US$	US$	US$
Cost of sales	406	311	411
Research and development	11,709	11,284	17,874
Sales and marketing	1,858	1,954	3,428
General and administrative	3,574	3,407	4,570

	17,547	16,956	26,283